Notes Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Notes Receivable [Line Items]
Short-term borrowing	$ 1,249,765	$ 4,442,870
Minimum [Member] | Bank Acceptance Notes and Commercial Acceptance Notes [Member]
Notes Receivable [Line Items]
Maturity dates	3 months
Maximum [Member] | Bank Acceptance Notes and Commercial Acceptance Notes [Member]
Notes Receivable [Line Items]
Maturity dates	6 months
Notes Receivable [Member]
Notes Receivable [Line Items]
Short-term borrowing	$ 1,249,765	$ 4,442,870